FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of fair Value of Derivative Contracts
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 2 2	2 0 2 1	2 0 2 2	2 0 2 1
Derivatives designated as hedging instruments in cash flow hedge	-	249	454	-

Schedule of Loss (gain) on Derivative Instruments
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
Loss (gain) on derivative instruments	1,813	453	796